INCOME TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2023	2022	2021
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(113)	$(133)	$(31)
Deferred taxes
Origination and reversal of temporary differences	52	(10)	80
Relating to change in tax rates / imposition of new tax laws	—	10	(142)
Relating to unrecognized temporary differences and tax losses	(12)	15	6
	40	15	(56)
Total income tax expense	$(73)	$(118)	$(87)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2023	2022	2021
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(8)	$(60)	$7
Other	5	(14)	(7)
Revaluation surplus
Origination and reversal of temporary differences	115	(679)	(882)
Relating to changes in tax rates / imposition of new tax laws	—	34	(162)
	$112	$(719)	$(1,044)
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2023	2022	2021
Statutory income tax expense (1)	$(112)	$(575)	$(287)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(6)	(8)	(9)
Differences between statutory rate and future tax rate and tax rate changes	—	10	(142)
Non-controlling interest	87	19	7
Subsidiaries’ income taxed at different rates	50	10	74
Non-deductible expenses	(93)	426	271
Other	1	—	(1)
Effective income tax expense	$(73)	$(118)	$(87)
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of the company’s subsidiaries using the domestic rate in each tax jurisdiction.
The company’s effective income tax rate was 19.2% for the year ended December 31, 2023 (2022: 6.0% and 2021: 8.6%). The effective tax rate is different than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, changes in tax assets not recognized, non-deductible expenses, and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2023	2022	2021
Less than four years	$—	$—	$—
Thereafter	133	122	126
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2021	$869	$(5,029)	$(4,160)
Recognized in net income (loss)	5	(61)	(56)
Recognized in equity	—	(1,046)	(1,046)
Business combination	—	(1)	(1)
Foreign exchange	5	324	329
As at December 31, 2021	879	(5,813)	(4,934)
Recognized in net income (loss)	16	(1)	15
Recognized in equity	—	(728)	(728)
Business combination	—	—	—
Foreign exchange	2	452	454
As at December 31, 2022	897	(6,090)	(5,193)
Recognized in net income (loss)	(58)	98	40
Recognized in equity	—	117	117
Business combination	—	(11)	(11)
Foreign exchange	—	(670)	(670)
As at December 31, 2023	$839	$(6,556)	$(5,717)

The deferred income tax liabilities include $5,153 million (2022: $5,178 million and 2021: $4,556 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $5,216 million (2022: $4,952 million and 2021: $4,021 million).